LONG TERM DEBT (Narrative) (Details) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 10, 2019	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Jul. 01, 2021	Nov. 23, 2020	Dec. 31, 2019	May 31, 2019
Disclosure of detailed information about borrowings [line items]
Current portion of long term debt			$ 3,500	$ 3,500
Proceeds from borrowings				40,000
Repayments of borrowings				25,000
Noncurrent portion of Long-term debt			11,500	11,500
Facility 1 [Member]
Disclosure of detailed information about borrowings [line items]
Secured revolving credit facility	$ 50,000
Credit facility maturity	three-year maturity
Long-term debt			$ 15,000	$ 15,000
Revised secured revolving credit facility						$ 40,000
Borrowings, interest rate over bank base rate			2.94%	2.94%
Limit under anti-cash hoarding clause						$ 25,000
Revised limit under anti cash hoarding clause					$ 30,000
Current portion of long term debt			$ 3,500	$ 3,500
Proceeds from borrowings		$ 40,000
Repayments of borrowings			25,000
Noncurrent portion of Long-term debt			$ 11,500	$ 11,500			$ 0
Facility 1 [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.75%					1.75%
Facility 1 [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.00%					2.75%
Facility 2 [Member]
Disclosure of detailed information about borrowings [line items]
Revolving credit facilities								$ 8,500
Facility 2 [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate over bank base rate								0.35%
Facility 2 [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate over bank base rate								0.75%
Facility 3 [Member]
Disclosure of detailed information about borrowings [line items]
Term loan facility								$ 5,000
Facility 3 [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate over bank base rate								0.40%
Facility 3 [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate over bank base rate								0.80%